Global Emerging Markets Fund (Prospectus Summary) | Global Emerging Markets Fund
Global Emerging Markets Fund
Investment Objective
The Global Emerging Markets Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Emerging Markets Fund
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 180 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Emerging Markets Fund
Management fee	1.19%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	2.53%
Acquired Fund Fees and Expenses	0.02%
Total annual fund operating expenses	3.99%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Emerging Markets Fund	411	1,225	2,056	4,207

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global Emerging Markets Fund	401	1,215	2,046	4,197

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 250% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. The Adviser considers companies of all sizes when making stock selections, but its emphasis is on small- and mid-sized companies.

The Global Emerging Markets Fund invests, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies located in emerging market countries or in companies with a significant business presence in emerging market countries. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and
GDRs).

Emerging market countries are those countries defined as such by the World Bank, the International Finance Corporation, the United Nations or the European Bank for
Reconstruction and Development or included in the MSCI Emerging Markets
Index.

The fund will consider investments in an emerging market country to be the following:

1. securities of issuers organized under the laws of any emerging market country or having a principal office in, an emerging market country;

2. securities that are traded primarily in an emerging market country;

3. securities of issuers that have a majority of their assets in an emerging market country; or

4. securities of issuers that derive a majority of their revenues or profits from goods produced or sold, investments made or services performed in an emerging market country.

The fund may invest up to 20% of its net assets in securities, including debt securities, of governments and companies located anywhere in the world.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social, or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure, and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets, which include those countries in which the fund primarily invests. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Small- and Mid-Sized Companies Risk. The fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may be otherwise advisable.

• Options Risk. Investing in options, LEAPS, and other instruments with option-type elements ("options") may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the periods indicated. The table compares the fund's average annual returns for the last 1-year, 5-year and since inception periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

On November 7, 2008, the Adviser took over the day-to-day management of the
Global Emerging Markets Fund from the subadviser. Consequently, the fund's prior performance may have been different if the Adviser had been managing the fund.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 28.54% in the second quarter of 2009. Worst quarter shown in the bar chart above: (39.66)% in the fourth quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Global Emerging Markets Fund	Return Before Taxes	(25.63%)	(10.48%)	(0.95%)	Feb. 24, 2005
Global Emerging Markets Fund After Taxes on Distributions	Return After Taxes on Distributions	(25.63%)	(11.34%)	(1.95%)	Feb. 24, 2005
Global Emerging Markets Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(16.66%)	(8.43%)	(0.68%)	Feb. 24, 2005
Global Emerging Markets Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.06%	Feb. 24, 2005
Global Emerging Markets Fund MSCI Emerging Markets Net Total Return Index	MSCI Emerging Markets Net Total Return Index (reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax)	(18.42%)	2.40%	9.53%	Feb. 24, 2005

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.